DESCRIPTION OF ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	4 Months Ended
	Nov. 28, 2020	Nov. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Proceeds from issuance of warrants				$ 8,900,000
Assets held in trust			$ 232,300,000
Threshold minimum aggregate fair market value as a percentage of the assts held in the Trust Account			80.00%
Threshold percentage of public shares subject to redemption without the Company's prior written consent			50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001
Redemption threshold as percent of outstanding			15.00%
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Additional period to consummate business combination			6 months
Maximum net interest to pay dissolution expenses			$ 100,000
Class A Common Stock | Maximum
Subsidiary, Sale of Stock [Line Items]
Share price			$ 9.20
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		23,000,000
Share price		$ 10.00
Gross proceeds		$ 230,000,000
Purchase price, per unit			10.10		$ 10.10
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued		3,000,000
Share price		$ 10.00
Exercise price of warrants		11.50	$ 11.50
Purchase price, per unit		$ 10.00
Private placement warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,900,000	8,900,000	8,900,000
Exercise price of warrants		$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 8,900,000	$ 8,900,000	$ 8,900,000
Purchase price, per unit	$ 1.00
Business Combination
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			2,300,000
Exercise price of warrants			$ 1.00
Assets held in trust			$ 2,300,000